Note F - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
Note
F
– Goodwill and Intangible Assets

Goodwill:
The change in goodwill during the year is as follows:

	2019	2018	2017
Beginning of year	$7,371	$7,371	$7,801
Acquired goodwill	----	----	----
Impairment	----	----	----
Finalization of Milton branch sale	(52)	----	----
Finalization of Milton acquisition accounting	----	----	(430)
End of year	$7,319	$7,371	$7,371

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value. At
December 31, 2019
and
2018,
the Company’s reporting unit had positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not
that fair value of the reporting unit exceeded its carrying value, including goodwill. The qualitative assessment indicated that it is more likely than not
that fair value of goodwill is more than the carrying value, resulting in no
impairment. Therefore, the Company did
not
proceed to step
one
of the annual goodwill impairment testing requirement.

Acquired intangible assets:
Acquired intangible assets were as follows at year-end:

	2019		2018
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$738	$564	$738	$359

Aggregate amortization expense was
$206
for
2019,
$135
for
2018
and
$156
for
2017.

Estimated amortization expense for each of the next
five
years:

2020	$62
2021	48
2022	35
2023	21
2024	8
Total	$174